UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3785

Fidelity Advisor Series I
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	September 30, 2012

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Stock Selector All Cap

Fund - Class A, Class T, Class B
and Class C

Annual Report

September 30, 2012

(Fidelity Cover Art)

Contents

Note to shareholders	(Click Here)	Important information about the fund.
Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Proxy Voting Results	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Note to shareholders

On August 15, 2012, shareholders of Fidelity Advisor® Stock Selector All Cap Fund approved the reorganization of Advisor Stock Selector All Cap into Fidelity® Stock Selector All Cap Fund. The reorganization was completed after the close of business on October 26, 2012.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

Periods ended September 30, 2012	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	20.83%	-1.05%	8.27%
Class T (incl. 3.50% sales charge)	23.45%	-0.84%	8.27%
Class B (incl. contingent deferred sales charge) A	22.30%	-1.03%	8.33%
Class C (incl. contingent deferred sales charge) B	26.19%	-0.63%	8.12%

A Class B shares' contingent deferred sales charges included in the past one year, past five years, and past 10 years total return figures are 5%, 2%, and 0%, respectively.

B Class C shares' contingent deferred sales charges included in the past one year, past five years, and past 10 years total return figures are 1%, 0%, and 0%, respectively.

Annual Report

Performance - continued

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Stock Selector All Cap Fund - Class A on September 30, 2002, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. stocks overcame bouts of volatility en route to posting strong gains for the 12 months ending September 30, 2012, extending a general uptrend that began in March 2009. The broad-based S&P 500® Index advanced 30.20% for the period, while the blue-chip-laden Dow Jones Industrial AverageSM and technology-heavy Nasdaq Composite® Index rose 26.52% and 30.53%, respectively. Uncertainty prevailed early on, as Greece neared insolvency and fear of debt contagion in Europe led the S&P 500® in early October to its lowest level in more than a year. However, markets reversed course that same month, and the S&P 500® produced its largest monthly gain in two decades - a rally that stalled in the final two months of 2011, but picked up apace in the first quarter of 2012. Despite a turbulent spring, stocks pushed ahead for much of the remainder of the period, fueled by solid corporate earnings, brighter housing and employment data, and hope for a solution in the eurozone. Of the 10 sectors within the S&P 500®, consumer discretionary (+37%) and telecommunication services (+35%) performed best, while utilities (+13%) and consumer staples (+24%) produced the smallest, albeit still solid, gains. Small- and mid-cap stocks also fared well, with the Russell 2000® Index adding 31.91% and the Russell Midcap® Index rising 28.03%.

Comments from Geoff Stein and Christopher Sharpe, Lead Co-Portfolio Managers of Fidelity Advisor® Stock Selector All Cap Fund: For the year, the fund's Class A, Class T, Class B and Class C shares rose 28.20%, 27.93%, 27.30% and 27.19%, respectively (excluding sales charges), trailing the S&P 500. The fund lagged the index primarily because of its weak performance early in the period, when more-defensive stocks offering high dividend yields were leading the market. Our investment approach, which emphasizes total return opportunities across a diverse group of companies, was out of favor. Beginning in 2012, however, our approach led the fund to perform much better, and six out of 10 underlying equity sector central funds outpaced their respective components of the S&P 500 for the full year. Beneficial security selection in health care, materials, industrials, consumer staples and financials contributed the most. On the downside, holding a modest cash stake in a rising market was the biggest detractor, followed by adverse stock picks in consumer discretionary and information technology. Primary individual detractors included underweightings in computer and consumer electronics maker Apple, pharmaceuticals firm Pfizer and tobacco heavyweight Philip Morris International. We sold Philip Morris during the period. Top contributors included an underweighting in pharmaceuticals giant Johnson & Johnson and not holding personal computer chipmaker and index component Intel.

Annual Report

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

The Fund invests in Fidelity Central Funds, which are open-end investment companies with similar investment objectives to those of the Fund, available only to other mutual funds and accounts managed by Fidelity Management & Research Company, (FMR) and its affiliates. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying Fidelity Central Funds, the Fund also indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds. These expenses are not included in the Fund's annualized expense ratio used to calculate either the actual or hypothetical expense estimates presented in the table but are summarized in a footnote to the table.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2012 to September 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Annual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value April 1, 2012	Ending Account Value September 30, 2012	Expenses Paid During Period* April 1, 2012 to September 30, 2012
Class A	1.15%
Actual		$ 1,000.00	$ 1,020.90	$ 5.81
Hypothetical A		$ 1,000.00	$ 1,019.25	$ 5.81
Class T	1.39%
Actual		$ 1,000.00	$ 1,019.90	$ 7.02
Hypothetical A		$ 1,000.00	$ 1,018.05	$ 7.01
Class B	1.93%
Actual		$ 1,000.00	$ 1,017.30	$ 9.73
Hypothetical A		$ 1,000.00	$ 1,015.35	$ 9.72
Class C	1.93%
Actual		$ 1,000.00	$ 1,017.30	$ 9.73
Hypothetical A		$ 1,000.00	$ 1,015.35	$ 9.72
Institutional Class	.86%
Actual		$ 1,000.00	$ 1,022.30	$ 4.35
Hypothetical A		$ 1,000.00	$ 1,020.70	$ 4.34

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying Fidelity Central Funds as of their most recent fiscal half year ranged from less than .01% to .01%.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the Fund's pro-rata share of the investments of Fidelity's Equity Central Funds.

Top Ten Stocks as of September 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	4.3	3.5
Procter & Gamble Co.	1.8	1.8
General Electric Co.	1.6	1.1
Google, Inc. Class A	1.6	0.3
British American Tobacco PLC sponsored ADR	1.4	1.3
Chevron Corp.	1.3	1.7
The Coca-Cola Co.	1.3	1.2
Exxon Mobil Corp.	1.1	0.8
Amgen, Inc.	1.0	0.8
Merck & Co., Inc.	1.0	0.4
	16.4
Top Five Market Sectors as of September 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	18.8	19.3
Financials	13.8	14.3
Health Care	11.7	11.2
Energy	10.9	11.5
Consumer Discretionary	10.7	10.5

At period end, investments in foreign securities, including the Fund's pro-rata share of the underlying Central Funds, was 14.6% of net assets.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investments in the underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com.

Annual Report

Investments September 30, 2012

Showing Percentage of Net Assets

Equity Central Funds - 100.1%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (a)	419,591	$ 63,316,215
Fidelity Consumer Staples Central Fund (a)	428,475	69,005,875
Fidelity Energy Central Fund (a)	555,226	68,748,072
Fidelity Financials Central Fund (a)	1,669,846	97,452,202
Fidelity Health Care Central Fund (a)	454,384	74,350,908
Fidelity Industrials Central Fund (a)	391,946	59,756,067
Fidelity Information Technology Central Fund (a)	633,375	120,993,536
Fidelity Materials Central Fund (a)	109,624	19,764,128
Fidelity Telecom Services Central Fund (a)	143,146	20,027,517
Fidelity Utilities Central Fund (a)	189,763	22,179,481
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $494,993,133)		615,594,001
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(816,969)
NET ASSETS - 100%		$ 614,777,032
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 25
Fidelity Consumer Discretionary Central Fund	765,098
Fidelity Consumer Staples Central Fund	1,854,255
Fidelity Energy Central Fund	1,189,098
Fidelity Financials Central Fund	1,520,419
Fidelity Health Care Central Fund	764,902
Fidelity Industrials Central Fund	1,135,371
Fidelity Information Technology Central Fund	702,870
Fidelity Materials Central Fund	351,893
Fidelity Telecom Services Central Fund	563,881
Fidelity Utilities Central Fund	737,637
Total	$ 9,585,449
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 51,294,752	$ 7,700,142	$ 11,892,690	$ 63,316,215	6.9%
Fidelity Consumer Staples Central Fund	66,633,590	8,370,885	19,681,497	69,005,875	7.8%
Fidelity Energy Central Fund	66,398,451	9,769,206	23,350,009	68,748,072	7.6%
Fidelity Financials Central Fund	86,558,503	15,807,575	29,900,900	97,452,202	7.0%
Fidelity Health Care Central Fund	70,699,379	8,906,956	25,712,469	74,350,908	7.1%
Fidelity Industrials Central Fund	59,339,579	5,820,004	22,197,337	59,756,067	6.8%
Fidelity Information Technology Central Fund	105,369,322	21,143,169	34,119,436	120,993,536	7.4%
Fidelity Materials Central Fund	18,256,588	1,767,051	6,321,254	19,764,128	6.3%
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Telecom Services Central Fund	$ 18,411,070	$ 2,609,271	$ 5,241,713	$ 20,027,517	7.9%
Fidelity Utilities Central Fund	23,608,689	1,969,143	6,079,009	22,179,481	6.9%
Total	$ 566,569,923	$ 83,863,402	$ 184,496,314	$ 615,594,001
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The information in the following table is based on the pro-rata share of the investments of Fidelity's Equity Central Funds.
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	85.4%
United Kingdom	3.2%
Switzerland	1.6%
Canada	1.4%
Netherlands	1.1%
Cayman Islands	1.1%
Others (Individually Less Than 1%)	6.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	September 30, 2012

Assets
Investments in Fidelity Central Funds (cost $494,993,133)		$ 615,594,001
Cash		35,274
Receivable for investments sold		389,853
Receivable for fund shares sold		181,806
Other receivables		12,698
Total assets		616,213,632

Liabilities
Payable for investments purchased	$ 46,401
Payable for fund shares redeemed	810,492
Accrued management fee	253,183
Transfer agent fee payable	129,052
Distribution and service plan fees payable	126,645
Other affiliated payables	18,933
Other payables and accrued expenses	51,894
Total liabilities		1,436,600

Net Assets		$ 614,777,032
Net Assets consist of:
Paid in capital		$ 638,091,506
Undistributed net investment income		1,497,442
Accumulated undistributed net realized gain (loss) on investments		(145,412,784)
Net unrealized appreciation (depreciation) on investments		120,600,868
Net Assets		$ 614,777,032

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

September 30, 2012

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($183,063,916 ÷ 8,733,777 shares)	$ 20.96

Maximum offering price per share (100/94.25 of $20.96)	$ 22.24
Class T: Net Asset Value and redemption price per share ($104,142,541 ÷ 5,081,755 shares)	$ 20.49

Maximum offering price per share (100/96.50 of $20.49)	$ 21.23
Class B: Net Asset Value and offering price per share ($12,504,264 ÷ 644,688 shares)A	$ 19.40

Class C: Net Asset Value and offering price per share ($40,097,313 ÷ 2,060,139 shares)A	$ 19.46

Institutional Class: Net Asset Value, offering price and redemption price per share ($274,968,998 ÷ 12,780,914 shares)	$ 21.51

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended September 30, 2012

Investment Income
Income from Fidelity Central Funds		$ 9,585,449

Expenses
Management fee Basic fee	$ 3,334,238
Performance adjustment	538,276
Transfer agent fees	1,559,438
Distribution and service plan fees	1,545,473
Accounting fees and expenses	221,302
Custodian fees and expenses	196
Independent trustees' compensation	3,942
Registration fees	72,580
Audit	32,718
Legal	21,259
Miscellaneous	46,646
Total expenses before reductions	7,376,068
Expense reductions	(91,044)	7,285,024
Net investment income (loss)		2,300,425
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	80,617
Fidelity Central Funds	16,376,939
Total net realized gain (loss)		16,457,556
Change in net unrealized appreciation (depreciation) on investment securities		133,280,052
Net gain (loss)		149,737,608
Net increase (decrease) in net assets resulting from operations		$ 152,038,033

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended September 30, 2012	Ten months ended September 30, 2011	Year ended November 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,300,425	$ 1,181,849	$ 2,401,728
Net realized gain (loss)	16,457,556	18,230,919	(27,317,341)
Change in net unrealized appreciation (depreciation)	133,280,052	(52,665,501)	137,519,042
Net increase (decrease) in net assets resulting from operations	152,038,033	(33,252,733)	112,603,429
Distributions to shareholders from net investment income	(779,334)	(2,067,093)	-
Distributions to shareholders from net realized gain	(207,649)	-	-
Total distributions	(986,983)	(2,067,093)	-
Share transactions - net increase (decrease)	(102,413,198)	(89,102,625)	(15,787,347)
Total increase (decrease) in net assets	48,637,852	(124,422,451)	96,816,082

Net Assets
Beginning of period	566,139,180	690,561,631	593,745,549
End of period (including undistributed net investment income of $1,497,442 undistributed net investment income of $0 and undistributed net investment income of $246,014, respectively)	$ 614,777,032	$ 566,139,180	$ 690,561,631

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended September 30,	2012	2011H	2010 J	2009 J	2008 J	2007 J
Selected Per-Share Data
Net asset value, beginning of period	$ 16.37	$ 17.62	$ 14.81	$ 11.26	$ 20.79	$ 18.41
Income from Investment Operations
Net investment income (loss) E	.07	.03	.07	(.02)	.06	.02
Net realized and unrealized gain (loss)	4.54	(1.24)	2.74	3.65	(9.59)	2.36
Total from investment operations	4.61	(1.21)	2.81	3.63	(9.53)	2.38
Distributions from net investment income	(.02)	(.04)	-	(.08)	-	-
Net asset value, end of period	$ 20.96	$ 16.37	$ 17.62	$ 14.81	$ 11.26	$ 20.79
Total Return B, C, D	28.20%	(6.91)%	18.97%	32.42%	(45.84)%	12.93%
Ratios to Average Net Assets F, I
Expenses before reductions	1.24%	1.28% A	1.15%	1.09%	1.17%	1.20%
Expenses net of fee waivers, if any	1.24%	1.28% A	1.15%	1.09%	1.17%	1.20%
Expenses net of all reductions	1.23%	1.26% A	1.14%	1.08%	1.16%	1.19%
Net investment income (loss)	.38%	.20% A	.41%	(.17)%	.38%	.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 183,064	$ 168,428	$ 205,797	$ 205,019	$ 192,603	$ 417,442
Portfolio turnover rate G	14%	5% A	125% K	236%	171%	139%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the ten month period ended September 30. The Fund changed its fiscal year from November 30 to September 30, effective September 30, 2011.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J For the period ended November 30.

K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended September 30,	2012	2011 H	2010 J	2009 J	2008 J	2007 J
Selected Per-Share Data
Net asset value, beginning of period	$ 16.03	$ 17.27	$ 14.55	$ 11.03	$ 20.42	$ 18.13
Income from Investment Operations
Net investment income (loss) E	.02	(.01)	.03	(.05)	.02	(.03)
Net realized and unrealized gain (loss)	4.45	(1.23)	2.69	3.59	(9.41)	2.32
Total from investment operations	4.47	(1.24)	2.72	3.54	(9.39)	2.29
Distributions from net investment income	(.01)	-	-	(.02)	-	-
Net asset value, end of period	$ 20.49	$ 16.03	$ 17.27	$ 14.55	$ 11.03	$ 20.42
Total Return B, C, D	27.93%	(7.18)%	18.69%	32.17%	(45.98)%	12.63%
Ratios to Average Net Assets F, I
Expenses before reductions	1.49%	1.53% A	1.40%	1.34%	1.41%	1.43%
Expenses net of fee waivers, if any	1.49%	1.52% A	1.40%	1.34%	1.41%	1.43%
Expenses net of all reductions	1.47%	1.51% A	1.39%	1.33%	1.40%	1.42%
Net investment income (loss)	.13%	(.04)% A	.16%	(.42)%	.13%	(.15)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 104,143	$ 106,453	$ 137,132	$ 131,822	$ 120,083	$ 301,521
Portfolio turnover rate G	14%	5% A	125% K	236%	171%	139%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the ten month period ended September 30. The Fund changed its fiscal year from November 30 to September 30, effective September 30, 2011.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J For the period ended November 30.

K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended September 30,	2012	2011H	2010 J	2009 J	2008 J	2007 J
Selected Per-Share Data
Net asset value, beginning of period	$ 15.24	$ 16.49	$ 13.96	$ 10.62	$ 19.76	$ 17.64
Income from Investment Operations
Net investment income (loss) E	(.07)	(.09)	(.05)	(.11)	(.06)	(.13)
Net realized and unrealized gain (loss)	4.23	(1.16)	2.58	3.45	(9.08)	2.25
Total from investment operations	4.16	(1.25)	2.53	3.34	(9.14)	2.12
Net asset value, end of period	$ 19.40	$ 15.24	$ 16.49	$ 13.96	$ 10.62	$ 19.76
Total Return B, C, D	27.30%	(7.58)%	18.12%	31.45%	(46.26)%	12.02%
Ratios to Average Net Assets F, I
Expenses before reductions	2.02%	2.06% A	1.91%	1.85%	1.93%	1.98%
Expenses net of fee waivers, if any	2.02%	2.05% A	1.91%	1.85%	1.93%	1.98%
Expenses net of all reductions	2.00%	2.03% A	1.90%	1.83%	1.92%	1.98%
Net investment income (loss)	(.40)%	(.57)% A	(.35)%	(.93)%	(.39)%	(.70)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,504	$ 13,164	$ 18,572	$ 21,422	$ 21,846	$ 60,846
Portfolio turnover rate G	14%	5% A	125% K	236%	171%	139%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the ten month period ended September 30. The Fund changed its fiscal year from November 30 to September 30, effective September 30, 2011.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J For the period ended November 30.

K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended September 30,	2012	2011H	2010 J	2009 J	2008 J	2007 J
Selected Per -Share Data
Net asset value, beginning of period	$ 15.30	$ 16.54	$ 14.00	$ 10.66	$ 19.82	$ 17.68
Income from Investment Operations
Net investment income (loss) E	(.07)	(.08)	(.05)	(.11)	(.06)	(.12)
Net realized and unrealized gain (loss)	4.23	(1.16)	2.59	3.45	(9.10)	2.26
Total from investment operations	4.16	(1.24)	2.54	3.34	(9.16)	2.14
Net asset value, end of period	$ 19.46	$ 15.30	$ 16.54	$ 14.00	$ 10.66	$ 19.82
Total Return B, C, D	27.19%	(7.50)%	18.14%	31.33%	(46.22)%	12.10%
Ratios to Average Net Assets F, I
Expenses before reductions	2.01%	2.04% A	1.90%	1.84%	1.90%	1.93%
Expenses net of fee waivers, if any	2.01%	2.03% A	1.90%	1.84%	1.90%	1.93%
Expenses net of all reductions	2.00%	2.02% A	1.89%	1.82%	1.90%	1.92%
Net investment income (loss)	(.39)%	(.55)% A	(.34)%	(.92)%	(.36)%	(.65)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 40,097	$ 38,739	$ 52,090	$ 52,825	$ 55,506	$ 152,514
Portfolio turnover rate G	14%	5% A	125% K	236%	171%	139%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the ten month period ended September 30. The Fund changed its fiscal year from November 30 to September 30, effective September 30, 2011.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J For the period ended November 30.

K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended September 30,	2012	2011G	2010 I	2009 I	2008 I	2007 I
Selected Per-Share Data
Net asset value, beginning of period	$ 16.77	$ 18.08	$ 15.15	$ 11.54	$ 21.24	$ 18.75
Income from Investment Operations
Net investment income (loss) D	.13	.08	.12	.02	.12	.09
Net realized and unrealized gain (loss)	4.66	(1.28)	2.81	3.74	(9.82)	2.40
Total from investment operations	4.79	(1.20)	2.93	3.76	(9.70)	2.49
Distributions from net investment income	(.03)	(.11)	-	(.15)	-	-
Distributions from net realized gain	(.02)	-	-	-	-	-
Total distributions	(.05)	(.11)	-	(.15)	-	-
Net asset value, end of period	$ 21.51	$ 16.77	$ 18.08	$ 15.15	$ 11.54	$ 21.24
Total Return B, C	28.62%	(6.73)%	19.34%	32.95%	(45.67)%	13.28%
Ratios to Average Net Assets E, H
Expenses before reductions	.95%	.98% A	.83%	.74%	.84%	.86%
Expenses net of fee waivers, if any	.95%	.98% A	.83%	.74%	.84%	.86%
Expenses net of all reductions	.93%	.97% A	.82%	.72%	.83%	.85%
Net investment income (loss)	.67%	.50% A	.73%	.18%	.71%	.42%
Supplemental Data
Net assets, end of period (000 omitted)	$ 274,969	$ 239,355	$ 276,970	$ 182,658	$ 159,399	$ 134,487
Portfolio turnover rate F	14%	5% A	125% J	236%	171%	139%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .01%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the ten month period ended September 30. The Fund changed its fiscal year from November 30 to September 30, effective September 30, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I For the period ended November 30.

J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended September 30, 2012

1. Organization.

Fidelity Advisor Stock Selector All Cap Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Equity Central Funds	FMR Co., Inc. (FMRC)	Each fund seeks capital appreciation by investing primarily in common stocks, with a concentration in a particular industry.	Foreign Securities Repurchase Agreements Restricted Securities	Less than .01% to .01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

Annual Report

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Interest income and distributions from the Fidelity Central Funds are accrued as earned.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the Fidelity Central Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Fidelity Central Funds' expenses through the impact of these expenses on each Fidelity Central Fund's NAV. Based on their most recent shareholder report date, expenses of the Fidelity Central Funds ranged from less than .01% to .01%.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of September 30, 2012, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to partnerships (including allocations from Fidelity Central Funds) and capital loss carryforwards.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 104,248,005
Gross unrealized depreciation	(2,753,819)
Net unrealized appreciation (depreciation) on securities and other investments	$ 101,494,186

Tax Cost	$ 514,099,815

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 1,712,563
Capital loss carryforward	$ (126,521,224)
Net unrealized appreciation (depreciation)	$ 101,494,186

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. Capital loss carryforwards were as follows:

Fiscal year of expiration
2016	$ (56,732,617)
2017	(27,658,957)
2018	(42,129,650)
Total capital loss carryforward	$ (126,521,224)

The tax character of distributions paid was as follows:

	Year ended September 30, 2012	Ten months ended September 30, 2011	Year ended November 30, 2010
Ordinary Income	$ 986,983	$ 2,067,093	$ -

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Equity Central Funds), other than short-term securities, aggregated $83,863,401 and $184,496,314, respectively.

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to an appropriate benchmark index. For the period, the total annual management fee rate, including the performance adjustment, was .65% of the Fund's average net assets.

FMR pays a portion of the management fees received from the Fund to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 457,926	$ 3,390
Class T	.25%	.25%	547,512	2,550
Class B	.75%	.25%	134,276	100,784
Class C	.75%	.25%	405,759	20,582
			$ 1,545,473	$ 127,306

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 19,219
Class T	7,267
Class B*	19,818
Class C*	4,047
$ 50,351

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 512,001.28
Class T	300,408.27
Class B	40,530.30
Class C	120,712.30
Institutional Class	585,787.23
	$ 1,559,438

Accounting Fees. Fidelity Service Company, Inc.(FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,717 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Annual Report

Notes to Financial Statements - continued

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund and the Equity Central Funds provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $91,038 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $6.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended September 30, 2012	Ten months ended September 30, 2011	Year ended November 30, 2010
From net investment income
Class A	$ 219,998	$ 440,466	$ -
Class T	88,664	-	-
Institutional Class	470,672	1,626,627	-
Total	$ 779,334	$ 2,067,093	$ -
From net realized gain
Institutional Class	$ 207,649	$ -	$ -

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares
	Year ended September 30, 2012	Ten months ended September 30, 2011	Year ended November 30, 2010
Class A
Shares sold	1,350,900	1,313,938	1,821,852
Reinvestment of distributions	11,895	22,377	-
Shares redeemed	(2,920,223)	(2,722,690)	(3,988,375)
Net increase (decrease)	(1,557,428)	(1,386,375)	(2,166,523)
Class T
Shares sold	407,301	548,320	1,306,008
Reinvestment of distributions	4,909	-	-
Shares redeemed	(1,969,746)	(1,851,445)	(2,426,596)
Net increase (decrease)	(1,557,536)	(1,303,125)	(1,120,588)
Class B
Shares sold	3,634	6,904	91,340
Shares redeemed	(222,532)	(269,897)	(499,407)
Net increase (decrease)	(218,898)	(262,993)	(408,067)

Annual Report

9. Share Transactions - continued

	Shares
	Year ended September 30, 2012	Ten months ended September 30, 2011	Year ended November 30, 2010
Class C
Shares sold	208,380	174,683	372,585
Shares redeemed	(680,951)	(791,178)	(995,517)
Net increase (decrease)	(472,571)	(616,495)	(622,932)
Institutional Class
Shares sold	4,432,506	1,654,437	6,236,791
Reinvestment of distributions	37,463	83,215	-
Shares redeemed	(5,958,376)	(2,786,208)	(2,979,041)
Net increase (decrease)	(1,488,407)	(1,048,556)	3,257,750
	Dollars
	Year ended September 30, 2012	Ten months ended September 30, 2011	Year ended November 30, 2010
Class A
Shares sold	$ 25,745,173	$ 25,454,738	$ 29,924,644
Reinvestment of distributions	211,367	420,047	-
Shares redeemed	(56,360,850)	(52,648,684)	(65,110,566)
Net increase (decrease)	$ (30,404,310)	$ (26,773,899)	$ (35,185,922)
Class T
Shares sold	$ 7,663,489	$ 10,366,356	$ 21,110,276
Reinvestment of distributions	85,473	-	-
Shares redeemed	(36,976,250)	(35,045,667)	(39,078,230)
Net increase (decrease)	$ (29,227,288)	$ (24,679,311)	$ (17,967,954)
Class B
Shares sold	$ 63,734	$ 125,738	$ 1,395,810
Shares redeemed	(3,987,817)	(4,864,971)	(7,692,461)
Net increase (decrease)	$ (3,924,083)	$ (4,739,233)	$ (6,296,651)
Class C
Shares sold	$ 3,742,449	$ 3,162,185	$ 5,727,790
Shares redeemed	(12,089,816)	(14,434,737)	(15,372,841)
Net increase (decrease)	$ (8,347,367)	$ (11,272,552)	$ (9,645,051)
Institutional Class
Shares sold	$ 87,845,186	$ 32,355,867	$ 102,947,961
Reinvestment of distributions	667,584	1,594,844	-
Shares redeemed	(119,022,920)	(55,588,341)	(49,639,730)
Net increase (decrease)	$ (30,510,150)	$ (21,637,630)	$ 53,308,231

Annual Report

Notes to Financial Statements - continued

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

11. Reorganization

The Board of Trustees of the Fund approved an Agreement and Plan of Reorganization (the Agreement) between the Fund and Fidelity Stock Selector All Cap Fund. The Agreement provided for the transfer of all the assets and the assumption of all the liabilities of the Fund in exchange for corresponding shares of Fidelity Stock Selector All Cap Fund equal in value to the net assets of the Fund on the day the reorganization was effective. The reorganization provides shareholders of the Fund access to a larger portfolio with the same investment objective.

The Fund's shareholders approved the reorganization that became effective on October 26, 2012. The reorganization qualified as a tax-free transaction with no gain or loss recognized by the Funds or their shareholders.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series I and the Shareholders of Fidelity Advisor Stock Selector All Cap Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Stock Selector All Cap Fund (a fund of Fidelity Advisor Series I) at September 30, 2012, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Stock Selector All Cap Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2012 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

November 16, 2012

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 227 funds advised by FMR or an affiliate. Mr. Curvey oversees 434 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
James C. Curvey (77)

Year of Election or Appointment: 2007

Mr. Curvey is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Ronald P. O'Hanley (55)

Year of Election or Appointment: 2011

Mr. O'Hanley is Director of FMR Co., Inc. (2010-present), Director of Fidelity Investments Money Management, Inc. (2010-present), Director of Fidelity Research & Analysis Company (2010-present), President of Fidelity Asset Management and Corporate Services and a member of Fidelity's Executive Committee (2010-present). Previously, Mr. O'Hanley served as President and Chief Executive Officer of BNY Mellon Asset Management (2007-2010). Mr. O'Hanley also served as Vice Chairman of Bank New York Mellon Corp. and a member of that firm's Executive Committee. Prior to the 2007 merger of The Bank of New York and Mellon Financial Corporation, he was Vice Chairman of Mellon Financial Corporation and President and Chief Executive Officer of Mellon Asset Management. He joined Mellon in February 1997. Mr. O'Hanley currently serves as Chairman of the Boston Public Library Foundation Board of Directors and sits on the Board of Directors of Beth Israel Deaconess Medical Center, the Board of Trustees of the Marine Biological Laboratory and the Advisory Board of the Maxwell School of Citizenship and Public Administration at Syracuse University. Mr. O'Hanley also chairs the Council on Asset Management for the Financial Services Roundtable and is a member of the Board of Directors of Institutional Investor's U.S. Institute.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (64)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (58)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-present), Earth Fare, Inc. (retail grocery, 2012-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (68)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (2012-present) and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (68)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (61)

Year of Election or Appointment: 2011

Previously, Mr. Selander served as a Member of the Advisory Board of Fidelity's Equity and High Income Funds (2011), Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (68)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (73)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Vice Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is a Director of Univar Inc. (global distributor of commodity and specialty chemicals, Chairman from 2010-May 2012 and Lead Director from May 2012-present), Teradata Corporation (data warehousing and technology solutions, 2008-present), Maersk Inc. (industrial conglomerate), and Tyco International, Ltd. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012).

David M. Thomas (63)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011). In addition, Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), and as a member of the Board of Directors of Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (62)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Members and Executive Officers:

Correspondence intended for David A. Rosow and Garnett A. Smith may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer, Edward C. Johnson 3d, and Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (82)

Year of Election or Appointment: 2011

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC, and also serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as a Trustee and Chairman of the Board of certain Fidelity Trusts, Chairman and a Director of FMR, Chairman and a Director of FMR Co., Inc., and President of FMR LLC (2006-2007).

Peter S. Lynch (68)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

David A. Rosow (69)

Year of Election or Appointment: 2012

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Chairman and Chief Executive Officer of International Golf Group, Inc. (golf course development, 1989-present). Previously, Mr. Rosow served as Chairman and Chief Executive Officer of Rosow & Company, Inc. (private investment company, 1989-2011), a Lead Director of Hudson United Bancorp (2001-2006) and as a Director of TD Banknorth (1996-2006). In addition, Mr. Rosow is a member (2008-present) and President (2009-present) of the Town Council of Palm Beach, Florida.

Garnett A. Smith (65)

Year of Election or Appointment: 2012

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Prior to Mr. Smith's retirement, he served as Chairman and Chief Executive Officer of Inbrand Corp. (manufacturer of personal absorbent products, 1990-1997). He also served as President (1986-1990) of Inbrand Corp. Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank. In addition, Mr. Smith is a board member of the Jackson Hole Land Trust (2009-present).

Kenneth B. Robins (43)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as President and Treasurer (2010-present) and Assistant Treasurer (2009-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Bruce T. Herring (47)

Year of Election or Appointment: 2006

Vice President of certain Equity Funds. Mr. Herring also serves as President of Fidelity Research & Analysis Company (2010-present), Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-present) and Group Chief Investment Officer of FMR. Previously, Mr. Herring served as Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007) and as a portfolio manager for Fidelity U.S. Equity Funds.

Brian B. Hogan (48)

Year of Election or Appointment: 2009

Vice President of Equity and High Income Funds. Mr. Hogan also serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Scott C. Goebel (44)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (43)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Elizabeth Paige Baumann (44)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (54)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Joseph A. Hanlon (44)

Year of Election or Appointment: 2012

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Hanlon serves as Compliance Officer of FMR, FMR Co., Inc., Fidelity Investments Money Management, Inc. (FIMM), Fidelity Research and Analysis Company (FRAC), Fidelity Management & Research (Japan) Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Hong Kong), and Strategic Advisers, Inc. (2009-present), as Senior Vice President of the Fidelity Asset Management Division (2009-present), and is an employee of Fidelity Investments.

Joseph F. Zambello (55)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Adrien E. Deberghes (45)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes also serves as Vice President (2011-present) and Assistant Treasurer (2010-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (43)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Equity and High Income Funds. Ms. Dorsey also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

John R. Hebble (54)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Gary W. Ryan (54)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (44)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Advisor Stock Selector All Cap Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Class A	10/23/2012	10/22/2012	$0.042	$0.012
Class T	10/23/2012	10/22/2012	$0.001	$0.012
Class B	10/23/2012	10/22/2012	-	-
Class C	10/23/2012	10/22/2012	-	-

Class A and Class T designate 100% of the dividends distributed in December 2011 and October 2012 as qualifying for the dividends-received deduction for corporate shareholders.

Class A and Class T designate 100% of the dividends distributed in December 2011 and October 2012 as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2013 of amounts for use in preparing 2012 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on August 15, 2012. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To approve an Agreement and Plan of Reorganization providing for the transfer of all of the assets of Fidelity Advisor Stock Selector All Cap Fund to Fidelity Stock Selector All Cap Fund in exchange solely for shares of beneficial interest of Fidelity Stock Selector All Cap Fund and the assumption by Fidelity Stock Selector All Cap Fund of Fidelity Advisor Stock Selector All Cap Fund's liabilities, in complete liquidation of Fidelity Advisor Stock Selector All Cap Fund.

	# of Votes	% of Votes
Affirmative	293,042,118.43	94.598
Against	4,420,049.62	1.427
Abstain	12,314,444.97	3.975
TOTAL	309,776,613.02	100.000

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Stock Selector All Cap Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a "Stock Selector" sector neutral investment approach and employing a team of portfolio managers who are sector specialists to manage certain funds; (vi) rationalizing product lines and gaining increased efficiencies through the mergers of several funds into other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a broad-based securities market index, and (ii) a custom peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, the cumulative total returns of Institutional Class (Class I) and Class B of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a custom peer group of mutual funds defined by FMR based on categories assigned by Morningstar, Inc. The returns of Institutional Class (Class I) and Class B show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (top of box) and the 75th percentile return (bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated. The fund's custom peer group, defined by FMR, is a peer group that FMR believes provides a more meaningful performance comparison than the peer group assigned by Morningstar, Inc., which assigns mutual funds to categories based on their investment styles as measured by their underlying portfolio holdings.

Annual Report

Fidelity Advisor Stock Selector All Cap Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of Institutional Class (Class I) of the fund was in the fourth quartile for the one-year period and the second quartile for the three- and five-year periods. The Board also noted that the investment performance of Institutional Class (Class I) of the fund compared favorably to its benchmark for the three- and five-year periods, although the fund's one-year total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board noted that there was a portfolio management change for the fund in April 2012. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 10% means that 90% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Annual Report

Fidelity Advisor Stock Selector All Cap Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011. The Board also noted the effect of the fund's positive performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for performance periods that differ from the periods shown in the performance charts above.

Furthermore, the Board considered that, on March 14, 2012, it had approved a proposal, subject to shareholder approval, to merge the fund into Fidelity Stock Selector All Cap Fund. If shareholders approve the merger at a special meeting scheduled to be held in August 2012, it is expected to take place in October 2012.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the total expense ratio of each class ranked above its competitive median for 2011. The Board considered that various factors, including 12b-1 fees, positive or negative performance adjustments, and relatively higher other expenses in the case of small fund size, can affect total expense ratios. The Board noted that the total expense ratio of Class T was above the competitive median primarily because of higher 12b-1 fees on Class T. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although in all cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Annual Report

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) the potential to further rationalize the Fidelity fund lineup with the possibility of achieving savings for the funds and Fidelity; (iii) Fidelity's compensation structure for portfolio managers and other key investment personnel; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, the potential impact of regulatory changes on such structures, and the rationale for the individual fee rates of certain funds; (vii) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results; (viii) trends regarding industry use of performance fee structures and the possibility of implementing performance fee structures for additional funds; and (ix) the impact of net redemptions from the Fidelity funds.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)

ARG-UANN-1112
1.786677.109

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Stock Selector All Cap

Fund - Institutional Class

Annual Report

September 30, 2012

(Fidelity Cover Art)

Contents

Note to shareholders	(Click Here)	Important information about the fund.
Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Proxy Voting Results	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Note to shareholders

On August 15, 2012, shareholders of Fidelity Advisor® Stock Selector All Cap Fund approved the reorganization of Advisor Stock Selector All Cap into Fidelity® Stock Selector All Cap Fund. The reorganization was completed after the close of business on October 26, 2012.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2012	Past 1 year	Past 5 years	Past 10 years
Institutional Class	28.62%	0.45%	9.28%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Stock Selector All Cap Fund - Institutional Class on September 30, 2002. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. stocks overcame bouts of volatility en route to posting strong gains for the 12 months ending September 30, 2012, extending a general uptrend that began in March 2009. The broad-based S&P 500® Index advanced 30.20% for the period, while the blue-chip-laden Dow Jones Industrial AverageSM and technology-heavy Nasdaq Composite® Index rose 26.52% and 30.53%, respectively. Uncertainty prevailed early on, as Greece neared insolvency and fear of debt contagion in Europe led the S&P 500® in early October to its lowest level in more than a year. However, markets reversed course that same month, and the S&P 500® produced its largest monthly gain in two decades - a rally that stalled in the final two months of 2011, but picked up apace in the first quarter of 2012. Despite a turbulent spring, stocks pushed ahead for much of the remainder of the period, fueled by solid corporate earnings, brighter housing and employment data, and hope for a solution in the eurozone. Of the 10 sectors within the S&P 500®, consumer discretionary (+37%) and telecommunication services (+35%) performed best, while utilities (+13%) and consumer staples (+24%) produced the smallest, albeit still solid, gains. Small- and mid-cap stocks also fared well, with the Russell 2000® Index adding 31.91% and the Russell Midcap® Index rising 28.03%.

Comments from Geoff Stein and Christopher Sharpe, Lead Co-Portfolio Managers of Fidelity Advisor® Stock Selector All Cap Fund: For the year, the fund's Institutional Class shares rose 28.62%, trailing the S&P 500. The fund lagged the index primarily because of its weak performance early in the period, when more-defensive stocks offering high dividend yields were leading the market. Our investment approach, which emphasizes total return opportunities across a diverse group of companies, was out of favor. Beginning in 2012, however, our approach led the fund to perform much better, and six out of 10 underlying equity sector central funds outpaced their respective components of the S&P 500 for the full year. Beneficial security selection in health care, materials, industrials, consumer staples and financials contributed the most. On the downside, holding a modest cash stake in a rising market was the biggest detractor, followed by adverse stock picks in consumer discretionary and information technology. Primary individual detractors included underweightings in computer and consumer electronics maker Apple, pharmaceuticals firm Pfizer and tobacco heavyweight Philip Morris International. We sold Philip Morris during the period. Top contributors included an underweighting in pharmaceuticals giant Johnson & Johnson and not holding personal computer chipmaker and index component Intel.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

The Fund invests in Fidelity Central Funds, which are open-end investment companies with similar investment objectives to those of the Fund, available only to other mutual funds and accounts managed by Fidelity Management & Research Company, (FMR) and its affiliates. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying Fidelity Central Funds, the Fund also indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds. These expenses are not included in the Fund's annualized expense ratio used to calculate either the actual or hypothetical expense estimates presented in the table but are summarized in a footnote to the table.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2012 to September 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Annual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value April 1, 2012	Ending Account Value September 30, 2012	Expenses Paid During Period* April 1, 2012 to September 30, 2012
Class A	1.15%
Actual		$ 1,000.00	$ 1,020.90	$ 5.81
Hypothetical A		$ 1,000.00	$ 1,019.25	$ 5.81
Class T	1.39%
Actual		$ 1,000.00	$ 1,019.90	$ 7.02
Hypothetical A		$ 1,000.00	$ 1,018.05	$ 7.01
Class B	1.93%
Actual		$ 1,000.00	$ 1,017.30	$ 9.73
Hypothetical A		$ 1,000.00	$ 1,015.35	$ 9.72
Class C	1.93%
Actual		$ 1,000.00	$ 1,017.30	$ 9.73
Hypothetical A		$ 1,000.00	$ 1,015.35	$ 9.72
Institutional Class	.86%
Actual		$ 1,000.00	$ 1,022.30	$ 4.35
Hypothetical A		$ 1,000.00	$ 1,020.70	$ 4.34

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying Fidelity Central Funds as of their most recent fiscal half year ranged from less than .01% to .01%.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the Fund's pro-rata share of the investments of Fidelity's Equity Central Funds.

Top Ten Stocks as of September 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	4.3	3.5
Procter & Gamble Co.	1.8	1.8
General Electric Co.	1.6	1.1
Google, Inc. Class A	1.6	0.3
British American Tobacco PLC sponsored ADR	1.4	1.3
Chevron Corp.	1.3	1.7
The Coca-Cola Co.	1.3	1.2
Exxon Mobil Corp.	1.1	0.8
Amgen, Inc.	1.0	0.8
Merck & Co., Inc.	1.0	0.4
	16.4
Top Five Market Sectors as of September 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	18.8	19.3
Financials	13.8	14.3
Health Care	11.7	11.2
Energy	10.9	11.5
Consumer Discretionary	10.7	10.5

At period end, investments in foreign securities, including the Fund's pro-rata share of the underlying Central Funds, was 14.6% of net assets.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investments in the underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com.

Annual Report

Investments September 30, 2012

Showing Percentage of Net Assets

Equity Central Funds - 100.1%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (a)	419,591	$ 63,316,215
Fidelity Consumer Staples Central Fund (a)	428,475	69,005,875
Fidelity Energy Central Fund (a)	555,226	68,748,072
Fidelity Financials Central Fund (a)	1,669,846	97,452,202
Fidelity Health Care Central Fund (a)	454,384	74,350,908
Fidelity Industrials Central Fund (a)	391,946	59,756,067
Fidelity Information Technology Central Fund (a)	633,375	120,993,536
Fidelity Materials Central Fund (a)	109,624	19,764,128
Fidelity Telecom Services Central Fund (a)	143,146	20,027,517
Fidelity Utilities Central Fund (a)	189,763	22,179,481
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $494,993,133)		615,594,001
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(816,969)
NET ASSETS - 100%		$ 614,777,032
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 25
Fidelity Consumer Discretionary Central Fund	765,098
Fidelity Consumer Staples Central Fund	1,854,255
Fidelity Energy Central Fund	1,189,098
Fidelity Financials Central Fund	1,520,419
Fidelity Health Care Central Fund	764,902
Fidelity Industrials Central Fund	1,135,371
Fidelity Information Technology Central Fund	702,870
Fidelity Materials Central Fund	351,893
Fidelity Telecom Services Central Fund	563,881
Fidelity Utilities Central Fund	737,637
Total	$ 9,585,449
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 51,294,752	$ 7,700,142	$ 11,892,690	$ 63,316,215	6.9%
Fidelity Consumer Staples Central Fund	66,633,590	8,370,885	19,681,497	69,005,875	7.8%
Fidelity Energy Central Fund	66,398,451	9,769,206	23,350,009	68,748,072	7.6%
Fidelity Financials Central Fund	86,558,503	15,807,575	29,900,900	97,452,202	7.0%
Fidelity Health Care Central Fund	70,699,379	8,906,956	25,712,469	74,350,908	7.1%
Fidelity Industrials Central Fund	59,339,579	5,820,004	22,197,337	59,756,067	6.8%
Fidelity Information Technology Central Fund	105,369,322	21,143,169	34,119,436	120,993,536	7.4%
Fidelity Materials Central Fund	18,256,588	1,767,051	6,321,254	19,764,128	6.3%
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Telecom Services Central Fund	$ 18,411,070	$ 2,609,271	$ 5,241,713	$ 20,027,517	7.9%
Fidelity Utilities Central Fund	23,608,689	1,969,143	6,079,009	22,179,481	6.9%
Total	$ 566,569,923	$ 83,863,402	$ 184,496,314	$ 615,594,001
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The information in the following table is based on the pro-rata share of the investments of Fidelity's Equity Central Funds.
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	85.4%
United Kingdom	3.2%
Switzerland	1.6%
Canada	1.4%
Netherlands	1.1%
Cayman Islands	1.1%
Others (Individually Less Than 1%)	6.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	September 30, 2012

Assets
Investments in Fidelity Central Funds (cost $494,993,133)		$ 615,594,001
Cash		35,274
Receivable for investments sold		389,853
Receivable for fund shares sold		181,806
Other receivables		12,698
Total assets		616,213,632

Liabilities
Payable for investments purchased	$ 46,401
Payable for fund shares redeemed	810,492
Accrued management fee	253,183
Transfer agent fee payable	129,052
Distribution and service plan fees payable	126,645
Other affiliated payables	18,933
Other payables and accrued expenses	51,894
Total liabilities		1,436,600

Net Assets		$ 614,777,032
Net Assets consist of:
Paid in capital		$ 638,091,506
Undistributed net investment income		1,497,442
Accumulated undistributed net realized gain (loss) on investments		(145,412,784)
Net unrealized appreciation (depreciation) on investments		120,600,868
Net Assets		$ 614,777,032

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

September 30, 2012

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($183,063,916 ÷ 8,733,777 shares)	$ 20.96

Maximum offering price per share (100/94.25 of $20.96)	$ 22.24
Class T: Net Asset Value and redemption price per share ($104,142,541 ÷ 5,081,755 shares)	$ 20.49

Maximum offering price per share (100/96.50 of $20.49)	$ 21.23
Class B: Net Asset Value and offering price per share ($12,504,264 ÷ 644,688 shares)A	$ 19.40

Class C: Net Asset Value and offering price per share ($40,097,313 ÷ 2,060,139 shares)A	$ 19.46

Institutional Class: Net Asset Value, offering price and redemption price per share ($274,968,998 ÷ 12,780,914 shares)	$ 21.51

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended September 30, 2012

Investment Income
Income from Fidelity Central Funds		$ 9,585,449

Expenses
Management fee Basic fee	$ 3,334,238
Performance adjustment	538,276
Transfer agent fees	1,559,438
Distribution and service plan fees	1,545,473
Accounting fees and expenses	221,302
Custodian fees and expenses	196
Independent trustees' compensation	3,942
Registration fees	72,580
Audit	32,718
Legal	21,259
Miscellaneous	46,646
Total expenses before reductions	7,376,068
Expense reductions	(91,044)	7,285,024
Net investment income (loss)		2,300,425
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	80,617
Fidelity Central Funds	16,376,939
Total net realized gain (loss)		16,457,556
Change in net unrealized appreciation (depreciation) on investment securities		133,280,052
Net gain (loss)		149,737,608
Net increase (decrease) in net assets resulting from operations		$ 152,038,033

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended September 30, 2012	Ten months ended September 30, 2011	Year ended November 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,300,425	$ 1,181,849	$ 2,401,728
Net realized gain (loss)	16,457,556	18,230,919	(27,317,341)
Change in net unrealized appreciation (depreciation)	133,280,052	(52,665,501)	137,519,042
Net increase (decrease) in net assets resulting from operations	152,038,033	(33,252,733)	112,603,429
Distributions to shareholders from net investment income	(779,334)	(2,067,093)	-
Distributions to shareholders from net realized gain	(207,649)	-	-
Total distributions	(986,983)	(2,067,093)	-
Share transactions - net increase (decrease)	(102,413,198)	(89,102,625)	(15,787,347)
Total increase (decrease) in net assets	48,637,852	(124,422,451)	96,816,082

Net Assets
Beginning of period	566,139,180	690,561,631	593,745,549
End of period (including undistributed net investment income of $1,497,442 undistributed net investment income of $0 and undistributed net investment income of $246,014, respectively)	$ 614,777,032	$ 566,139,180	$ 690,561,631

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended September 30,	2012	2011H	2010 J	2009 J	2008 J	2007 J
Selected Per-Share Data
Net asset value, beginning of period	$ 16.37	$ 17.62	$ 14.81	$ 11.26	$ 20.79	$ 18.41
Income from Investment Operations
Net investment income (loss) E	.07	.03	.07	(.02)	.06	.02
Net realized and unrealized gain (loss)	4.54	(1.24)	2.74	3.65	(9.59)	2.36
Total from investment operations	4.61	(1.21)	2.81	3.63	(9.53)	2.38
Distributions from net investment income	(.02)	(.04)	-	(.08)	-	-
Net asset value, end of period	$ 20.96	$ 16.37	$ 17.62	$ 14.81	$ 11.26	$ 20.79
Total Return B, C, D	28.20%	(6.91)%	18.97%	32.42%	(45.84)%	12.93%
Ratios to Average Net Assets F, I
Expenses before reductions	1.24%	1.28% A	1.15%	1.09%	1.17%	1.20%
Expenses net of fee waivers, if any	1.24%	1.28% A	1.15%	1.09%	1.17%	1.20%
Expenses net of all reductions	1.23%	1.26% A	1.14%	1.08%	1.16%	1.19%
Net investment income (loss)	.38%	.20% A	.41%	(.17)%	.38%	.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 183,064	$ 168,428	$ 205,797	$ 205,019	$ 192,603	$ 417,442
Portfolio turnover rate G	14%	5% A	125% K	236%	171%	139%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the ten month period ended September 30. The Fund changed its fiscal year from November 30 to September 30, effective September 30, 2011.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J For the period ended November 30.

K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended September 30,	2012	2011 H	2010 J	2009 J	2008 J	2007 J
Selected Per-Share Data
Net asset value, beginning of period	$ 16.03	$ 17.27	$ 14.55	$ 11.03	$ 20.42	$ 18.13
Income from Investment Operations
Net investment income (loss) E	.02	(.01)	.03	(.05)	.02	(.03)
Net realized and unrealized gain (loss)	4.45	(1.23)	2.69	3.59	(9.41)	2.32
Total from investment operations	4.47	(1.24)	2.72	3.54	(9.39)	2.29
Distributions from net investment income	(.01)	-	-	(.02)	-	-
Net asset value, end of period	$ 20.49	$ 16.03	$ 17.27	$ 14.55	$ 11.03	$ 20.42
Total Return B, C, D	27.93%	(7.18)%	18.69%	32.17%	(45.98)%	12.63%
Ratios to Average Net Assets F, I
Expenses before reductions	1.49%	1.53% A	1.40%	1.34%	1.41%	1.43%
Expenses net of fee waivers, if any	1.49%	1.52% A	1.40%	1.34%	1.41%	1.43%
Expenses net of all reductions	1.47%	1.51% A	1.39%	1.33%	1.40%	1.42%
Net investment income (loss)	.13%	(.04)% A	.16%	(.42)%	.13%	(.15)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 104,143	$ 106,453	$ 137,132	$ 131,822	$ 120,083	$ 301,521
Portfolio turnover rate G	14%	5% A	125% K	236%	171%	139%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the ten month period ended September 30. The Fund changed its fiscal year from November 30 to September 30, effective September 30, 2011.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J For the period ended November 30.

K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended September 30,	2012	2011H	2010 J	2009 J	2008 J	2007 J
Selected Per-Share Data
Net asset value, beginning of period	$ 15.24	$ 16.49	$ 13.96	$ 10.62	$ 19.76	$ 17.64
Income from Investment Operations
Net investment income (loss) E	(.07)	(.09)	(.05)	(.11)	(.06)	(.13)
Net realized and unrealized gain (loss)	4.23	(1.16)	2.58	3.45	(9.08)	2.25
Total from investment operations	4.16	(1.25)	2.53	3.34	(9.14)	2.12
Net asset value, end of period	$ 19.40	$ 15.24	$ 16.49	$ 13.96	$ 10.62	$ 19.76
Total Return B, C, D	27.30%	(7.58)%	18.12%	31.45%	(46.26)%	12.02%
Ratios to Average Net Assets F, I
Expenses before reductions	2.02%	2.06% A	1.91%	1.85%	1.93%	1.98%
Expenses net of fee waivers, if any	2.02%	2.05% A	1.91%	1.85%	1.93%	1.98%
Expenses net of all reductions	2.00%	2.03% A	1.90%	1.83%	1.92%	1.98%
Net investment income (loss)	(.40)%	(.57)% A	(.35)%	(.93)%	(.39)%	(.70)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,504	$ 13,164	$ 18,572	$ 21,422	$ 21,846	$ 60,846
Portfolio turnover rate G	14%	5% A	125% K	236%	171%	139%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the ten month period ended September 30. The Fund changed its fiscal year from November 30 to September 30, effective September 30, 2011.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J For the period ended November 30.

K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended September 30,	2012	2011H	2010 J	2009 J	2008 J	2007 J
Selected Per -Share Data
Net asset value, beginning of period	$ 15.30	$ 16.54	$ 14.00	$ 10.66	$ 19.82	$ 17.68
Income from Investment Operations
Net investment income (loss) E	(.07)	(.08)	(.05)	(.11)	(.06)	(.12)
Net realized and unrealized gain (loss)	4.23	(1.16)	2.59	3.45	(9.10)	2.26
Total from investment operations	4.16	(1.24)	2.54	3.34	(9.16)	2.14
Net asset value, end of period	$ 19.46	$ 15.30	$ 16.54	$ 14.00	$ 10.66	$ 19.82
Total Return B, C, D	27.19%	(7.50)%	18.14%	31.33%	(46.22)%	12.10%
Ratios to Average Net Assets F, I
Expenses before reductions	2.01%	2.04% A	1.90%	1.84%	1.90%	1.93%
Expenses net of fee waivers, if any	2.01%	2.03% A	1.90%	1.84%	1.90%	1.93%
Expenses net of all reductions	2.00%	2.02% A	1.89%	1.82%	1.90%	1.92%
Net investment income (loss)	(.39)%	(.55)% A	(.34)%	(.92)%	(.36)%	(.65)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 40,097	$ 38,739	$ 52,090	$ 52,825	$ 55,506	$ 152,514
Portfolio turnover rate G	14%	5% A	125% K	236%	171%	139%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the ten month period ended September 30. The Fund changed its fiscal year from November 30 to September 30, effective September 30, 2011.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J For the period ended November 30.

K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended September 30,	2012	2011G	2010 I	2009 I	2008 I	2007 I
Selected Per-Share Data
Net asset value, beginning of period	$ 16.77	$ 18.08	$ 15.15	$ 11.54	$ 21.24	$ 18.75
Income from Investment Operations
Net investment income (loss) D	.13	.08	.12	.02	.12	.09
Net realized and unrealized gain (loss)	4.66	(1.28)	2.81	3.74	(9.82)	2.40
Total from investment operations	4.79	(1.20)	2.93	3.76	(9.70)	2.49
Distributions from net investment income	(.03)	(.11)	-	(.15)	-	-
Distributions from net realized gain	(.02)	-	-	-	-	-
Total distributions	(.05)	(.11)	-	(.15)	-	-
Net asset value, end of period	$ 21.51	$ 16.77	$ 18.08	$ 15.15	$ 11.54	$ 21.24
Total Return B, C	28.62%	(6.73)%	19.34%	32.95%	(45.67)%	13.28%
Ratios to Average Net Assets E, H
Expenses before reductions	.95%	.98% A	.83%	.74%	.84%	.86%
Expenses net of fee waivers, if any	.95%	.98% A	.83%	.74%	.84%	.86%
Expenses net of all reductions	.93%	.97% A	.82%	.72%	.83%	.85%
Net investment income (loss)	.67%	.50% A	.73%	.18%	.71%	.42%
Supplemental Data
Net assets, end of period (000 omitted)	$ 274,969	$ 239,355	$ 276,970	$ 182,658	$ 159,399	$ 134,487
Portfolio turnover rate F	14%	5% A	125% J	236%	171%	139%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .01%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the ten month period ended September 30. The Fund changed its fiscal year from November 30 to September 30, effective September 30, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I For the period ended November 30.

J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended September 30, 2012

1. Organization.

Fidelity Advisor Stock Selector All Cap Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Equity Central Funds	FMR Co., Inc. (FMRC)	Each fund seeks capital appreciation by investing primarily in common stocks, with a concentration in a particular industry.	Foreign Securities Repurchase Agreements Restricted Securities	Less than .01% to .01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

Annual Report

Notes to Financial Statements - continued

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Interest income and distributions from the Fidelity Central Funds are accrued as earned.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the Fidelity Central Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Fidelity Central Funds' expenses through the impact of these expenses on each Fidelity Central Fund's NAV. Based on their most recent shareholder report date, expenses of the Fidelity Central Funds ranged from less than .01% to .01%.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of September 30, 2012, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to partnerships (including allocations from Fidelity Central Funds) and capital loss carryforwards.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 104,248,005
Gross unrealized depreciation	(2,753,819)
Net unrealized appreciation (depreciation) on securities and other investments	$ 101,494,186

Tax Cost	$ 514,099,815

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 1,712,563
Capital loss carryforward	$ (126,521,224)
Net unrealized appreciation (depreciation)	$ 101,494,186

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. Capital loss carryforwards were as follows:

Fiscal year of expiration
2016	$ (56,732,617)
2017	(27,658,957)
2018	(42,129,650)
Total capital loss carryforward	$ (126,521,224)

The tax character of distributions paid was as follows:

	Year ended September 30, 2012	Ten months ended September 30, 2011	Year ended November 30, 2010
Ordinary Income	$ 986,983	$ 2,067,093	$ -

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Equity Central Funds), other than short-term securities, aggregated $83,863,401 and $184,496,314, respectively.

Annual Report

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to an appropriate benchmark index. For the period, the total annual management fee rate, including the performance adjustment, was .65% of the Fund's average net assets.

FMR pays a portion of the management fees received from the Fund to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 457,926	$ 3,390
Class T	.25%	.25%	547,512	2,550
Class B	.75%	.25%	134,276	100,784
Class C	.75%	.25%	405,759	20,582
			$ 1,545,473	$ 127,306

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 19,219
Class T	7,267
Class B*	19,818
Class C*	4,047
$ 50,351

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 512,001.28
Class T	300,408.27
Class B	40,530.30
Class C	120,712.30
Institutional Class	585,787.23
	$ 1,559,438

Accounting Fees. Fidelity Service Company, Inc.(FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,717 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Annual Report

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund and the Equity Central Funds provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $91,038 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $6.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended September 30, 2012	Ten months ended September 30, 2011	Year ended November 30, 2010
From net investment income
Class A	$ 219,998	$ 440,466	$ -
Class T	88,664	-	-
Institutional Class	470,672	1,626,627	-
Total	$ 779,334	$ 2,067,093	$ -
From net realized gain
Institutional Class	$ 207,649	$ -	$ -

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares
	Year ended September 30, 2012	Ten months ended September 30, 2011	Year ended November 30, 2010
Class A
Shares sold	1,350,900	1,313,938	1,821,852
Reinvestment of distributions	11,895	22,377	-
Shares redeemed	(2,920,223)	(2,722,690)	(3,988,375)
Net increase (decrease)	(1,557,428)	(1,386,375)	(2,166,523)
Class T
Shares sold	407,301	548,320	1,306,008
Reinvestment of distributions	4,909	-	-
Shares redeemed	(1,969,746)	(1,851,445)	(2,426,596)
Net increase (decrease)	(1,557,536)	(1,303,125)	(1,120,588)
Class B
Shares sold	3,634	6,904	91,340
Shares redeemed	(222,532)	(269,897)	(499,407)
Net increase (decrease)	(218,898)	(262,993)	(408,067)

Annual Report

Notes to Financial Statements - continued

9. Share Transactions - continued

	Shares
	Year ended September 30, 2012	Ten months ended September 30, 2011	Year ended November 30, 2010
Class C
Shares sold	208,380	174,683	372,585
Shares redeemed	(680,951)	(791,178)	(995,517)
Net increase (decrease)	(472,571)	(616,495)	(622,932)
Institutional Class
Shares sold	4,432,506	1,654,437	6,236,791
Reinvestment of distributions	37,463	83,215	-
Shares redeemed	(5,958,376)	(2,786,208)	(2,979,041)
Net increase (decrease)	(1,488,407)	(1,048,556)	3,257,750
	Dollars
	Year ended September 30, 2012	Ten months ended September 30, 2011	Year ended November 30, 2010
Class A
Shares sold	$ 25,745,173	$ 25,454,738	$ 29,924,644
Reinvestment of distributions	211,367	420,047	-
Shares redeemed	(56,360,850)	(52,648,684)	(65,110,566)
Net increase (decrease)	$ (30,404,310)	$ (26,773,899)	$ (35,185,922)
Class T
Shares sold	$ 7,663,489	$ 10,366,356	$ 21,110,276
Reinvestment of distributions	85,473	-	-
Shares redeemed	(36,976,250)	(35,045,667)	(39,078,230)
Net increase (decrease)	$ (29,227,288)	$ (24,679,311)	$ (17,967,954)
Class B
Shares sold	$ 63,734	$ 125,738	$ 1,395,810
Shares redeemed	(3,987,817)	(4,864,971)	(7,692,461)
Net increase (decrease)	$ (3,924,083)	$ (4,739,233)	$ (6,296,651)
Class C
Shares sold	$ 3,742,449	$ 3,162,185	$ 5,727,790
Shares redeemed	(12,089,816)	(14,434,737)	(15,372,841)
Net increase (decrease)	$ (8,347,367)	$ (11,272,552)	$ (9,645,051)
Institutional Class
Shares sold	$ 87,845,186	$ 32,355,867	$ 102,947,961
Reinvestment of distributions	667,584	1,594,844	-
Shares redeemed	(119,022,920)	(55,588,341)	(49,639,730)
Net increase (decrease)	$ (30,510,150)	$ (21,637,630)	$ 53,308,231

Annual Report

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

11. Reorganization

The Board of Trustees of the Fund approved an Agreement and Plan of Reorganization (the Agreement) between the Fund and Fidelity Stock Selector All Cap Fund. The Agreement provided for the transfer of all the assets and the assumption of all the liabilities of the Fund in exchange for corresponding shares of Fidelity Stock Selector All Cap Fund equal in value to the net assets of the Fund on the day the reorganization was effective. The reorganization provides shareholders of the Fund access to a larger portfolio with the same investment objective.

The Fund's shareholders approved the reorganization that became effective on October 26, 2012. The reorganization qualified as a tax-free transaction with no gain or loss recognized by the Funds or their shareholders.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series I and the Shareholders of Fidelity Advisor Stock Selector All Cap Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Stock Selector All Cap Fund (a fund of Fidelity Advisor Series I) at September 30, 2012, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Stock Selector All Cap Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2012 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

November 16, 2012

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 227 funds advised by FMR or an affiliate. Mr. Curvey oversees 434 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
James C. Curvey (77)

Year of Election or Appointment: 2007

Mr. Curvey is Trustee and Chairman of the Board of Trustees of certain Trusts. Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Ronald P. O'Hanley (55)

Year of Election or Appointment: 2011

Mr. O'Hanley is Director of FMR Co., Inc. (2010-present), Director of Fidelity Investments Money Management, Inc. (2010-present), Director of Fidelity Research & Analysis Company (2010-present), President of Fidelity Asset Management and Corporate Services and a member of Fidelity's Executive Committee (2010-present). Previously, Mr. O'Hanley served as President and Chief Executive Officer of BNY Mellon Asset Management (2007-2010). Mr. O'Hanley also served as Vice Chairman of Bank New York Mellon Corp. and a member of that firm's Executive Committee. Prior to the 2007 merger of The Bank of New York and Mellon Financial Corporation, he was Vice Chairman of Mellon Financial Corporation and President and Chief Executive Officer of Mellon Asset Management. He joined Mellon in February 1997. Mr. O'Hanley currently serves as Chairman of the Boston Public Library Foundation Board of Directors and sits on the Board of Directors of Beth Israel Deaconess Medical Center, the Board of Trustees of the Marine Biological Laboratory and the Advisory Board of the Maxwell School of Citizenship and Public Administration at Syracuse University. Mr. O'Hanley also chairs the Council on Asset Management for the Financial Services Roundtable and is a member of the Board of Directors of Institutional Investor's U.S. Institute.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (64)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (58)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-present), Earth Fare, Inc. (retail grocery, 2012-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (68)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (2012-present) and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (68)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (61)

Year of Election or Appointment: 2011

Previously, Mr. Selander served as a Member of the Advisory Board of Fidelity's Equity and High Income Funds (2011), Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (68)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (73)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Vice Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is a Director of Univar Inc. (global distributor of commodity and specialty chemicals, Chairman from 2010-May 2012 and Lead Director from May 2012-present), Teradata Corporation (data warehousing and technology solutions, 2008-present), Maersk Inc. (industrial conglomerate), and Tyco International, Ltd. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012).

David M. Thomas (63)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011). In addition, Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), and as a member of the Board of Directors of Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (62)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Members and Executive Officers:

Correspondence intended for David A. Rosow and Garnett A. Smith may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer, Edward C. Johnson 3d, and Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (82)

Year of Election or Appointment: 2011

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC, and also serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as a Trustee and Chairman of the Board of certain Fidelity Trusts, Chairman and a Director of FMR, Chairman and a Director of FMR Co., Inc., and President of FMR LLC (2006-2007).

Peter S. Lynch (68)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

David A. Rosow (69)

Year of Election or Appointment: 2012

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Chairman and Chief Executive Officer of International Golf Group, Inc. (golf course development, 1989-present). Previously, Mr. Rosow served as Chairman and Chief Executive Officer of Rosow & Company, Inc. (private investment company, 1989-2011), a Lead Director of Hudson United Bancorp (2001-2006) and as a Director of TD Banknorth (1996-2006). In addition, Mr. Rosow is a member (2008-present) and President (2009-present) of the Town Council of Palm Beach, Florida.

Garnett A. Smith (65)

Year of Election or Appointment: 2012

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Prior to Mr. Smith's retirement, he served as Chairman and Chief Executive Officer of Inbrand Corp. (manufacturer of personal absorbent products, 1990-1997). He also served as President (1986-1990) of Inbrand Corp. Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank. In addition, Mr. Smith is a board member of the Jackson Hole Land Trust (2009-present).

Kenneth B. Robins (43)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as President and Treasurer (2010-present) and Assistant Treasurer (2009-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Bruce T. Herring (47)

Year of Election or Appointment: 2006

Vice President of certain Equity Funds. Mr. Herring also serves as President of Fidelity Research & Analysis Company (2010-present), Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-present) and Group Chief Investment Officer of FMR. Previously, Mr. Herring served as Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007) and as a portfolio manager for Fidelity U.S. Equity Funds.

Brian B. Hogan (48)

Year of Election or Appointment: 2009

Vice President of Equity and High Income Funds. Mr. Hogan also serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Scott C. Goebel (44)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (43)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Elizabeth Paige Baumann (44)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (54)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Joseph A. Hanlon (44)

Year of Election or Appointment: 2012

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Hanlon serves as Compliance Officer of FMR, FMR Co., Inc., Fidelity Investments Money Management, Inc. (FIMM), Fidelity Research and Analysis Company (FRAC), Fidelity Management & Research (Japan) Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Hong Kong), and Strategic Advisers, Inc. (2009-present), as Senior Vice President of the Fidelity Asset Management Division (2009-present), and is an employee of Fidelity Investments.

Joseph F. Zambello (55)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Adrien E. Deberghes (45)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes also serves as Vice President (2011-present) and Assistant Treasurer (2010-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (43)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Equity and High Income Funds. Ms. Dorsey also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

John R. Hebble (54)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Gary W. Ryan (54)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (44)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Advisor Stock Selector All Cap Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Institutional Class	10/23/2012	10/22/2012	$0.092	$0.012

Institutional Class designates 100% of the dividends distributed in December 2011 and October 2012 as qualifying for the dividends-received deduction for corporate shareholders.

Institutional Class designates 100% of the dividends distributed in December 2011 and October 2012 as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2013 of amounts for use in preparing 2012 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on August 15, 2012. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To approve an Agreement and Plan of Reorganization providing for the transfer of all of the assets of Fidelity Advisor Stock Selector All Cap Fund to Fidelity Stock Selector All Cap Fund in exchange solely for shares of beneficial interest of Fidelity Stock Selector All Cap Fund and the assumption by Fidelity Stock Selector All Cap Fund of Fidelity Advisor Stock Selector All Cap Fund's liabilities, in complete liquidation of Fidelity Advisor Stock Selector All Cap Fund.

	# of Votes	% of Votes
Affirmative	293,042,118.43	94.598
Against	4,420,049.62	1.427
Abstain	12,314,444.97	3.975
TOTAL	309,776,613.02	100.000

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Stock Selector All Cap Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Annual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a "Stock Selector" sector neutral investment approach and employing a team of portfolio managers who are sector specialists to manage certain funds; (vi) rationalizing product lines and gaining increased efficiencies through the mergers of several funds into other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a broad-based securities market index, and (ii) a custom peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, the cumulative total returns of Institutional Class (Class I) and Class B of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a custom peer group of mutual funds defined by FMR based on categories assigned by Morningstar, Inc. The returns of Institutional Class (Class I) and Class B show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (top of box) and the 75th percentile return (bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated. The fund's custom peer group, defined by FMR, is a peer group that FMR believes provides a more meaningful performance comparison than the peer group assigned by Morningstar, Inc., which assigns mutual funds to categories based on their investment styles as measured by their underlying portfolio holdings.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Advisor Stock Selector All Cap Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of Institutional Class (Class I) of the fund was in the fourth quartile for the one-year period and the second quartile for the three- and five-year periods. The Board also noted that the investment performance of Institutional Class (Class I) of the fund compared favorably to its benchmark for the three- and five-year periods, although the fund's one-year total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board noted that there was a portfolio management change for the fund in April 2012. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Annual Report

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 10% means that 90% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Advisor Stock Selector All Cap Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011. The Board also noted the effect of the fund's positive performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for performance periods that differ from the periods shown in the performance charts above.

Furthermore, the Board considered that, on March 14, 2012, it had approved a proposal, subject to shareholder approval, to merge the fund into Fidelity Stock Selector All Cap Fund. If shareholders approve the merger at a special meeting scheduled to be held in August 2012, it is expected to take place in October 2012.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Annual Report

The Board noted that the total expense ratio of each class ranked above its competitive median for 2011. The Board considered that various factors, including 12b-1 fees, positive or negative performance adjustments, and relatively higher other expenses in the case of small fund size, can affect total expense ratios. The Board noted that the total expense ratio of Class T was above the competitive median primarily because of higher 12b-1 fees on Class T. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although in all cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Annual Report

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) the potential to further rationalize the Fidelity fund lineup with the possibility of achieving savings for the funds and Fidelity; (iii) Fidelity's compensation structure for portfolio managers and other key investment personnel; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, the potential impact of regulatory changes on such structures, and the rationale for the individual fee rates of certain funds; (vii) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results; (viii) trends regarding industry use of performance fee structures and the possibility of implementing performance fee structures for additional funds; and (ix) the impact of net redemptions from the Fidelity funds.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)

ARGI-UANN-1112
1.786678.109

Item 2. Code of Ethics

As of the end of the period, September 30, 2012, Fidelity Advisor Series I (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Joseph Mauriello is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Mauriello is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") for the fiscal year ended September 30, 2012, the ten month period ended September 30, 2011 and the fiscal year ended November 30, 2010 for services rendered to Fidelity Advisor Stock Selector All Cap Fund (the "Fund"):

Services Billed by PwC

September 30, 2012 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Stock Selector All Cap Fund	$30,000	$-	$2,700	$-

September 30, 2011 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Stock Selector All Cap Fund	$31,000	$-	$2,600	$400

November 30, 2010 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Stock Selector All Cap Fund	$42,000	$-	$3,200	$2,100

A Amounts may reflect rounding.

B For the ten month period ended September 30, 2011.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund ("Fund Service Providers"):

Services Billed by PwC

	September 30, 2012A	September 30, 2011A,B	November 30, 2010A
Audit-Related Fees	$3,985,000	$1,395,000	$2,605,000
Tax Fees	$-	$-	$-
All Other Fees	$-	$-	$510,000

A Amounts may reflect rounding.

B For the ten month period ended September 30, 2011.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for the fiscal year ended September 30, 2012, the ten month period ended September 30, 2011 and the fiscal year ended November 30, 2010 are as follows:

Billed By	September 30, 2012 A	September 30, 2011A,B	November 30, 2010 A
PwC	$5,145,000	$2,490,000	$4,710,000

A Amounts may reflect rounding.

B For the ten month period ended September 30, 2011.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Fund, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund and its related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the periods ended September 30, 2012, September 30, 2011 and November 30, 2010 relating to services provided to (i) the Fund or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 27, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	November 27, 2012